Subsequent events	6 Months Ended
Mar. 31, 2020
Subsequent events
Subsequent events

Note 17. Subsequent events

On 2 April 2020, a decision was made by the RBNZ to freeze the distribution of dividends on ordinary shares by all banks in New Zealand during the period of economic uncertainty caused by COVID-19. This impacts the Group’s ability to pay dividends from New Zealand to Australia.

On 4 May 2020, the Board deferred the decision on determining an interim dividend and no dividend will be paid in June 2020.

On 4 May 2020, Westpac announced a new Specialist Businesses division will be created which will include the following businesses: Wealth Platforms, Superannuation and Retirement Products, Investments, Insurance, Auto Finance and Westpac Pacific. The decision will impact the Group’s operating segments in future reporting periods. These businesses will undergo a strategic review.

No other matters have arisen since the half year ended 31 March 2020, which are not otherwise dealt with in this 2020 Interim Financial Report, that have significantly affected or may significantly affect the operations of the Group, the results of its operations or the state of affairs of the Group in subsequent periods.